Summary of Significant Accounting Policies (Details) - Schedule of the calculation of basic and diluted net income (loss) per ordinary share - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Class A Ordinary Shares [Member]
Numerator: Income allocable to Class A ordinary shares
Income from investments held in Trust Account	$ 8,602	$ 16,637
Less: Company’s portion available to be withdrawn to pay taxes
Net income (loss) attributable to ordinary shares	$ 8,602	$ 16,637
Denominator: Weighted average Class A ordinary shares
Basic and diluted weighted average shares outstanding (in Shares)	34,500,000	34,500,000
Basic and diluted net income per share (in Dollars per share)	$ 0.00	$ 0.00
Class B Ordinary Shares [Member]
Numerator: Income allocable to Class A ordinary shares
Net income (loss)	$ 18,837,625	$ 9,025,403
Numerator: Net income (loss) minus net income allocable to Class A ordinary shares	8,602	16,637
Net income (loss) attributable to ordinary shares	$ 18,829,023	$ 9,008,766
Denominator: Weighted average Class A ordinary shares
Basic and diluted weighted average shares outstanding (in Shares)	8,625,000	8,625,000
Basic and diluted net income per share (in Dollars per share)	$ 2.18	$ 1.04